SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Convertible note payable, net of debt issuance costs		$ 52,143
Warrant liabilities, net of debt issuance costs	$ 482,219	$ 1,389,643